Premises and Equipment - Summary of Minimum Monthly Lease Payments (Details) (USD $)	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
2014	$ 14,850
2015	12,000
2016	12,000
2017	5,000
Total	$ 43,850